Share Incentive Plan	12 Months Ended
Dec. 31, 2024
Share Incentive Plan [Abstract]
SHARE INCENTIVE PLAN
24.	SHARE INCENTIVE PLAN

Adlai Hangzhou Scheme

Adlai Hangzhou, a subsidiary of the Company, was once listed on the National Equities Exchange and Quotations (“NEEQ”) (stock code 870946) and adopted a share incentive scheme (the “Adlai Hangzhou Scheme”) for the primary purpose of providing incentives to eligible management and employees who render services to Adlai Hangzhou. On June 15, 2017, awards up to 1,220,000 shares were granted to management and employees at the exercise price of RMB7 per share. Awards granted under the Adlai Hangzhou Scheme shall have a contractual term of five years and generally vest over a four year period, with 25% of total awards vesting on the anniversary date one year after the vesting commencement date and the remaining 75% vesting subsequently in three equal annual instalments.

The fair value of the awards granted to management and employees were $ 0.083 per share and $ 0.0765 per share, respectively, using the binomial option-pricing model on the grant date. The variables and assumptions used in computing the fair value of the awards are based on the directors’ best estimate. Changes in variables and assumptions may result in changes in the fair value of the awards.

The Group recognized $81 of share-based payment expenses prior to 2021, and nil, nil and nil share-based payment expenses for the years ended December 31, 2022, 2023 and 2024, respectively, in relation to the awards granted under the Adlai Hangzhou Scheme.

Adlai Share Incentive Plan

On June 8, 2020, the Company’s Board of Directors approved a share incentive scheme (the “Share Incentive Plan”) in order to provide additional incentives to employees and to promote the success of the Group’s business. Unless otherwise cancelled or amended, the Share Incentive Plan will remain in force for 10 years. Under the Share Incentive Plan, the maximum aggregate number of shares shall not exceed 4,000,000 ordinary shares, as appropriately adjusted for subsequent stock splits, stock dividends and the like. On May 28, 2021, the Company’s Board of Directors approved to further reserve 11,000,000 ordinary shares of the Company for the Share Incentive Plan for a total of 15,000,000 ordinary shares approved for the Share Incentive Plan. The exercise price of share options is determinable by the directors, but shall not be less than 100% of the fair market value on the grant date. Share options do not confer rights on the holders to dividends or to vote at shareholders’ meetings. The awards may be granted but not be exercised prior to the last day of the six-month period following the listing date of the Company.

On July 5, 2021, the Company issued 6,000,000 and 9,000,000 ordinary shares reserved under the Share Inventive Plan to Nortye International Limited and Nortye Talent Limited, respectively, which are holding vehicles of two trusts established by the Company in order to facilitate the administration of the Share Incentive Plan. The sole purpose of the two trusts is to facilitate the issuance of ordinary shares under the Share Incentive Plan, and as such the 15,000,000 ordinary shares are not included in the Company’s calculation of weighted average shares outstanding.

On September 8, 2020 and November 1, 2020, awards for 1,435,000 and 2,560,730 shares, respectively, were granted by the Company to its executives, employees and consultants.

On May 31, 2021, 3,348,483 awarded shares were granted by the Company to its executives, employees and consultants.

On October 1, 2021, 412,000 awarded shares were granted by the Company to its executives, employees and consultants.

On January 1, 2022, 83,500 options were granted to certain new employees; 376,172 options were granted to certain employees and managers for outstanding performance.

On April 1, 2022, 1,077,800 options were granted to certain new employees, promoted employees and senior managers; 33,336 options were granted to three consultants.

On July 1, 2022, 207,200 options were granted to five new employees.

On October 1, 2022, 179,200 options were granted to five new employees.

On April 2023, 352,500 options were granted to the employees with an exercise price of $2.20 under the 2020 Share Incentive Plan.

On April 2023, the Group adopted the 2023 Share Incentive Plan, which is effective upon the completion of this offering. The maximum aggregate number of ordinary shares that may be issued under this 2023 Share Incentive Plan is 15,000,000, including any reserved and issued share under the 2020 Share Incentive Plan.

On December 6, 2023, 121,200 options were granted to certain new employees; 25,414 options were granted to certain employees and managers for outstanding performance.

On March 1, 2024, 11,112 options were granted to certain employees.

On December 31, 2024, 125,000 options were granted to certain employees.

On June 3, 2024, 725,000 restricted shares were granted to certain executives and employees.

On October 25, 2024, 210,000 restricted shares were granted to certain executives and employees.

As of December 31, 2023 and 2024, there were 15,000,000 and 15,000,000 shares reserved for the share incentive plan and there were 5,040,900 and 5,818,324 shares available for issuance, respectively.

(i) Share Options

The Group measured the fair value of the awards as of the grant date and recognizes the amount as a compensation expense over the vesting period for each separately vesting portion of the awards.

				Weighted
		Weighted	Weighted	Average
		Average	Average	Remaining	Aggregate
		Exercise	Grant Fair	Contractual	intrinsic
	Number of	Price	Value	Life	value
	awards	$ per share	$ per share	(in years)	$
Balances, January 1, 2023	9,510,102	1.82	1.79	8.34	41,218
Options granted	499,114	2.20	4.47	9.49
Options forfeited	(50,116)	2.30	5.36	9.51
Options exercised	—	—	—	—
Balances, December 31, 2023	9,959,100	1.83	1.91	7.44	11,596
Options granted	136,112	2.04	0.55	9.95
Options forfeited	(147,925)	2.18	3.85	7.60
Options expired	(1,700,611)	1.61	1.06	5.98
Options exercised	(131,268)	1.15	0.98	5.91
Balances, December 31, 2024	8,115,408	1.89	2.04	6.58	(8,054)
Vested but not exercised as of December 31, 2023	5,400,955	1.75	1.69	7.28
Vested but not exercised as of December 31, 2024	6,440,613	1.85	1.89	6.50

The fair value of the award granted during the years ended December 31, 2023 and 2024 were $ 2,231 and $75. The Group recognized share-based payment expenses of $4,330 and $1,697, respectively, during the years ended December 31, 2023 and 2024.

The options outstanding at December 31, 2024 had an exercise price in the range of $1.1 to $2.2 per ordinary shares (2023: $1.1 to $2.5 per ordinary shares). The weighted-average share price at the date of exercise for share options exercised in 2024 was $1.70 per ordinary shares.

The fair value of awards granted during the Relevant Periods was estimated as of the grant date using a binomial option-pricing model, taking into account the terms and conditions upon which the awards were granted. The following table lists the inputs to the model used:

	Jan 1,	Apr 1,	July 1,	Oct 1,	Apr 21,	Dec 6,	June 3	Dec 31
	2022	2022	2022	2022	2023	2023	2024	2024
Dividend yield (%)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Expected volatility (%)	48.73	48.78	48.88	48.82	49.68	49.90	95.24	85.53
Risk-free interest rate (%)	1.66	2.52	3.03	3.98	3.98	4.30	4.19	4.82
Expected life of options (year)	10.00	10.00	10.00	10.00	10.00	10.00	10.00	10.00

Volatility was estimated based on the annualized standard deviation of the daily stock price return of comparable companies for a period from the valuation date and with a similar time span to expiration.

As of December 31, 2023 and 2024, the Company had 9,959,100 and 8,115,408 awards outstanding under the Share Incentive Plan, respectively.

(ii) Restricted shares

The fair value of each restricted share granted with service conditions is estimated based on the fair market value of the underlying ordinary shares of the Company on the date of grant.

	Number of	Weighted
	Restricted shares	Average Grant date
	Outstanding	Fair Value
		US$
Unvested at December 31, 2023	—
Granted	935,000	1.74
Vested	(15,000)	1.82
Unvested at December 31, 2024	920,000	1.74

Share-based payments expenses of Nil and $753 related to restricted shares granted to the employees was recognized for the years ended December 31, 2023 and 2024, respectively.